S000076779 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
iShares High Yield Corporate Bond BuyWrite Strategy ETF | iShares High Yield Corporate Bond BuyWrite Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	6.01%	7.10%	7.30%